Equity - Schedule of Movement of Warrant (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Warrant [Line Items]
Valuation, Beginning balance	$ 494,048
Valuation, Ending balance	365,762
Warrant [Member]
Schedule of Movement of Warrant [Line Items]
Valuation, Beginning balance	494,048
Valuation, Issuance		14,493,455	[1]
Valuation, Fair value changes	(128,286)	(3,734,131)
Valuation, Exercise		9,909,270
Valuation, Ending balance	365,762	850,054
Issuance [Member] | Warrant [Member]
Schedule of Movement of Warrant [Line Items]
Valuation, Beginning balance	$ 494,048
Share Beginning, balance (in Shares)	5,708
Average exercise price, Beginning balance (in Dollars per share)	$ 87
Valuation, Issuance		$ 14,493,455	[1]
Shares, Issuance (in Shares)		396,040	[1]
Average exercise price issuance (in Dollars per share)		$ 37	[1]
Valuation, Fair value changes	$ (128,286)	$ (3,734,131)
Share Fair value changes (in Shares)	5,708
Average exercise price Fair value changes (in Dollars per share)	$ 22
Valuation, Exercise		$ 9,909,270
Share exercise (in Shares)		(364,750)
Average exercise price, exercise (in Dollars per share)		$ 27
Valuation, Ending balance	$ 365,762	$ 850,054
Shares, Ending balance (in Shares)	5,708	31,290
Average exercise price, Ending balance (in Dollars per share)	$ 64	$ 27

[1]	On October 13, 2024, the Company issued and sold 6,667 (Pre-splits 5,000,000) Class A accompanying warrants of 13,333 (Pre-splits 10,000,000) shares. The Company had received the net proceeds of $2.5 million in October, 2024. The Company uses the Binominal Tree Pricing Model to value the warrants. The Company accounted for the warrants as liabilities, in accordance with ASC 480 and ASC 815. The fair value allocated to the warrants on the issuance date is $14,493,455, and reduce additional paid-in capital of $ 11,993,465.